Borrowings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Borrowings (Details) [Line Items]
Short term loans	$ 167,453	$ 0
Short-term loan payables	72,806
Interest expense on short term loans	$ 9,706	0
Bear interest rate	6.00%
Loans payable	$ 87,367	0
Interest expenses for the bank loans	2,202	0
Car loan	$ 38,358	$ 11,404
Annual interest rate	18.00%	9.50%
Interest expense for car loans	$ 1,139	$ 3,618
Minimum [Member]
Borrowings (Details) [Line Items]
Percentage of interest rate	6.00%
Maximum [Member]
Borrowings (Details) [Line Items]
Percentage of interest rate	12.00%
Bank Loans [Member]
Borrowings (Details) [Line Items]
Long-term debt, description	November 2, 2022 to November 1, 2025
Car Loans [Member]
Borrowings (Details) [Line Items]
Long-term debt, description	February 1, 2023 to January 30, 2028
Jun Zheng [Member]
Borrowings (Details) [Line Items]
Short term loans	$ 94,647